UNIT-BASED COMPENSATION (Details) (USD $)	3 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended		7 Months Ended	3 Months Ended		7 Months Ended
	Mar. 31, 2013 Phantom Share Units (PSUs)	Mar. 15, 2013 Phantom Share Units (PSUs) Granted in March 2013	Mar. 31, 2013 Phantom Share Units (PSUs) Granted in March 2013	Oct. 31, 2012 Phantom Share Units (PSUs) Granted in October 2012	Mar. 31, 2013 Phantom Share Units (PSUs) Granted in October 2012	Mar. 15, 2013 Phantom Share Units (PSUs) Key employees Granted in March 2013	Mar. 31, 2013 DFW Net Profits Interests	Mar. 31, 2012 DFW Net Profits Interests	Apr. 30, 2013 DFW Net Profits Interests holder	Mar. 31, 2012 SMP Net Profits Interests	Mar. 31, 2013 Long-term Incentive Plan Common units	Apr. 30, 2013 Subsequent Event DFW Net Profits Interests	Apr. 30, 2013 Subsequent Event SMLP Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units reserved for issuance pursuant to LTIP											5,000,000.0
Units available for future issuance											4,700,000
Phantom unit activity
Nonvested phantom and restricted units, beginning of period (in shares)	131,558
Phantom units granted (in shares)	145,269			125,000		145,269
Nonvested phantom and restricted units, end of period (in shares)	276,827											0
Units granted in connection with IPO pursuant to LTIP	145,269			125,000		145,269
Grant date fair value (in dollars per share)		$ 25.99
Grant date fair value		$ 3,800,000
Non-cash compensation expense (in dollars)			100,000		200,000		13,000	153,000		307,000
Unrecognized non-cash compensation expense			3,700,000		2,100,000
Remaining expected weighted-average vesting period of recognition of incremental non-cash compensation expense			2 years 11 months 15 days		2 years 6 months
Units forfeited			0		0
Percentage Interest
Nonvested at the beginning of the period (as a percent)							0.038%	1.75%		3.958%
Granted (as a percent)										0.50%
Vested (as a percent)							0.006%	0.275%		0.318%
Nonvested at the end of the period (as a percent)							0.031%	1.475%		4.141%
Vested at the end of the period (as a percent)							4.10%	2.925%		2.215%
Weighted-average grant date Fair Value (per 1.0% of SMP Net Profits Interest)
Nonvested at the beginning of the period (in dollars)							1,650,000	306,000		1,003,000
Granted (in dollars)										1,780,000
Vested (in dollars)							1,650,000	277,000		965,000
Nonvested at the end of the period (in dollars)							1,650,000	311,000		1,010,000
Vested at the end of the period (in dollars)							243,000	260,000		712,000
Other disclosures
Unrecognized non-cash compensation expense for the remaining vesting period (in dollars)							100,000
Number of holders of net profit interest									7
Payment to acquire vested net profit interests												$ 12,200,000
Restricted units exchanged for unvested net profit interests													7,393